Fair Value Measurements - Mortgage Servicing Rights - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Available for sale debt securities, fair value	$ 310,870	$ 198,030
Loans held for sale	2,249	5,099
Mortgage servicing rights	2,659	2,445
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available for sale debt securities, fair value	3,917	2,798
Loans held for sale	0	0
Total	175,700	199,209
Liabilities:
Total	1,295,535	1,152,291
Other Observable Inputs (Level 2)
Assets:
Available for sale debt securities, fair value	306,953	195,232
Loans held for sale	2,249	5,279
Total	317,071	209,283
Liabilities:
Total	121,060	151,050
Significant Unobservable Inputs (Level 3)
Assets:
Available for sale debt securities, fair value	0	0
Loans held for sale	0	0
Total	1,308,851	1,288,677
Liabilities:
Total	246,051	279,569
Recurring
Assets:
Loans held for sale	2,249
Mortgage servicing rights	2,659
Total	316,162	200,507
Liabilities:
Total	26
Recurring | U.S. Treasury
Assets:
Available for sale debt securities, fair value	3,917	2,798
Recurring | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	1,319	11,929
Recurring | U.S. government-sponsored enterprises
Assets:
Available for sale debt securities, fair value	26,372	22,874
Recurring | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	129,224	58,744
Recurring | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	136,466	90,112
Recurring | Other debt securities
Assets:
Available for sale debt securities, fair value	12,284	10,344
Recurring | Bank issued trust preferred securities
Assets:
Available for sale debt securities, fair value	1,288	1,229
Recurring | Equity securities
Assets:
Available for sale debt securities, fair value	60	32
Recurring | Interest rate lock commitments
Assets:
Commitments	312
Liabilities:
Total	26
Recurring | Forward sale commitments
Assets:
Commitments	12
Recurring | Mortgage servicing rights
Assets:
Mortgage servicing rights		2,445
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Loans held for sale	0
Mortgage servicing rights	0
Total	3,977	2,830
Liabilities:
Total	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury
Assets:
Available for sale debt securities, fair value	3,917	2,798
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government-sponsored enterprises
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other debt securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Bank issued trust preferred securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Assets:
Available for sale debt securities, fair value	60	32
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Interest rate lock commitments
Assets:
Commitments	0
Liabilities:
Total	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Forward sale commitments
Assets:
Commitments	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage servicing rights
Assets:
Mortgage servicing rights		0
Recurring | Other Observable Inputs (Level 2)
Assets:
Loans held for sale	2,249
Mortgage servicing rights	0
Total	309,214	195,232
Liabilities:
Total	0
Recurring | Other Observable Inputs (Level 2) | U.S. Treasury
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Other Observable Inputs (Level 2) | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	1,319	11,929
Recurring | Other Observable Inputs (Level 2) | U.S. government-sponsored enterprises
Assets:
Available for sale debt securities, fair value	26,372	22,874
Recurring | Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	129,224	58,744
Recurring | Other Observable Inputs (Level 2) | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	136,466	90,112
Recurring | Other Observable Inputs (Level 2) | Other debt securities
Assets:
Available for sale debt securities, fair value	12,284	10,344
Recurring | Other Observable Inputs (Level 2) | Bank issued trust preferred securities
Assets:
Available for sale debt securities, fair value	1,288	1,229
Recurring | Other Observable Inputs (Level 2) | Equity securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Other Observable Inputs (Level 2) | Interest rate lock commitments
Assets:
Commitments	0
Liabilities:
Total	0
Recurring | Other Observable Inputs (Level 2) | Forward sale commitments
Assets:
Commitments	12
Recurring | Other Observable Inputs (Level 2) | Mortgage servicing rights
Assets:
Mortgage servicing rights		0
Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	0
Mortgage servicing rights	2,659
Total	2,971	2,445
Liabilities:
Total	26
Recurring | Significant Unobservable Inputs (Level 3) | U.S. Treasury
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | U.S. government-sponsored enterprises
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Other debt securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Bank issued trust preferred securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Equity securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Interest rate lock commitments
Assets:
Commitments	312
Liabilities:
Total	26
Recurring | Significant Unobservable Inputs (Level 3) | Forward sale commitments
Assets:
Commitments	$ 0
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage servicing rights
Assets:
Mortgage servicing rights		$ 2,445